Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	$ 4,750	$ 20,180
Ending Balance	462,100
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	402,119	551,790
Policyholder liabilities on the consolidated statement of financial position	385,492	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	20,180
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Premiums	39,431	41,070
Surrenders	(20,562)	(21,498)
Maturities/deaths/other claim events	(6,273)	(6,187)
Net flows	12,596	13,385
Shareholders' transfers post-tax	(116)	(99)
Investment-related items and other movements	45,102	45,746
Foreign exchange translation differences	2,105	1,299
Ending Balance	461,806	402,119
Policyholder liabilities on the consolidated statement of financial position	440,984	385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Average policyholder liability balances	426,979	367,980
Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	319,934
Group's share of policyholder liabilities of joint ventures and associates	11,877
Premiums	29,699	31,348
Surrenders	(19,765)	(20,952)
Maturities/deaths/other claim events	(4,678)	(4,555)
Net flows	5,256	5,841
Investment-related items and other movements	36,976	37,108
Foreign exchange translation differences	1,353	777
Policyholder liabilities on the consolidated statement of financial position	359,791	319,934
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	132,570	105,408
Policyholder liabilities on the consolidated statement of financial position	115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
New business	5,252	5,867
In-force	15,508	14,227
Premiums	20,760	20,094
Surrenders	(4,730)	(4,156)
Maturities/deaths/other claim events	(2,565)	(2,800)
Net flows	13,465	13,138
Shareholders' transfers post-tax	(116)	(99)
Investment-related items and other movements	17,269	12,824
Foreign exchange translation differences	2,105	1,299
Ending Balance	165,293	132,570
Policyholder liabilities on the consolidated statement of financial position	144,471	115,943
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Average policyholder liability balances	143,948	115,015
Asia insurance operations | With-profits business | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	70,308	53,703
Policyholder liabilities on the consolidated statement of financial position	65,558	50,505
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
New business	1,338	1,611
In-force	8,393	8,111
Premiums	9,731	9,722
Surrenders	(797)	(546)
Maturities/deaths/other claim events	(1,595)	(1,632)
Net flows	7,339	7,544
Shareholders' transfers post-tax	(116)	(99)
Investment-related items and other movements	8,127	8,638
Foreign exchange translation differences	752	522
Ending Balance	86,410	70,308
Policyholder liabilities on the consolidated statement of financial position	81,193	65,558
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Average policyholder liability balances	$ 73,375	$ 58,032
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	6.30%	7.00%
Asia insurance operations | Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 50,385
Group's share of policyholder liabilities of joint ventures and associates	11,877
Premiums	11,028	$ 10,372
Surrenders	(3,933)	(3,610)
Maturities/deaths/other claim events	(970)	(1,168)
Net flows	6,125	5,594
Investment-related items and other movements	9,143	4,186
Foreign exchange translation differences	1,353	777
Policyholder liabilities on the consolidated statement of financial position	63,278	50,385
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Asia insurance operations | Unit-linked assets and liabilities | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	28,850	25,704
Policyholder liabilities on the consolidated statement of financial position	23,571	20,846
Group's share of policyholder liabilities of joint ventures and associates	5,279	4,858
New business	1,851	1,837
In-force	2,358	2,361
Premiums	4,209	4,198
Surrenders	(2,982)	(2,929)
Maturities/deaths/other claim events	(196)	(149)
Net flows	1,031	1,120
Investment-related items and other movements	2,107	1,663
Foreign exchange translation differences	518	363
Ending Balance	32,506	28,850
Policyholder liabilities on the consolidated statement of financial position	25,433	23,571
Group's share of policyholder liabilities of joint ventures and associates	7,073	5,279
Average policyholder liability balances	30,678	27,277
Asia insurance operations | Other business | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	33,412	26,001
Policyholder liabilities on the consolidated statement of financial position	26,814	20,485
Group's share of policyholder liabilities of joint ventures and associates	6,598	5,516
New business	2,063	2,419
In-force	4,757	3,755
Premiums	6,820	6,174
Surrenders	(951)	(681)
Maturities/deaths/other claim events	(774)	(1,019)
Net flows	5,095	4,474
Investment-related items and other movements	7,035	2,523
Foreign exchange translation differences	835	414
Ending Balance	46,377	33,412
Policyholder liabilities on the consolidated statement of financial position	37,845	26,814
Group's share of policyholder liabilities of joint ventures and associates	8,532	6,598
Average policyholder liability balances	$ 39,895	$ 29,706